Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

	September 30, 2021	December 31, 2020
Prepaid samples	$—	$58,483
Prepaid insurance	172,205	149,452
Prepaid FDA fees	—	756,972
Prepaid coupon fees	71,500	71,500
API purchase commitment asset (see Note 14)	1,304,541	1,304,541
Other prepaid expenses	587,319	391,552
Other current assets	612,673	114,784
Total prepaid expenses and other current assets	$2,748,238	$2,847,284

	December 31, 2020	December 31, 2019
Prepaid samples	$58,483	$391,024
Prepaid insurance	149,452	287,844
Prepaid FDA fees	756,972	732,204
Prepaid coupon fees	71,500	71,500
Rebates receivable	—	1,243,120
API purchase commitment asset (see Note 14)	1,304,541	1,409,592
Other prepaid expenses	391,552	468,226
Other current assets	114,784	526,310
Total prepaid expenses and other current assets	$2,847,284	$5,129,820